Borrowings - Summary of Borrowings (Parenthetical) (Detail) $ in Millions		6 Months Ended
	Mar. 15, 2019	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	May 10, 2019 USD ($)	Feb. 20, 2019 USD ($)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal Value				€ 2,373,000,000
Borrowings				2,378,000,000			€ 2,253,000,000	€ 2,151,000,000	€ 2,127,000,000
Pan US ABL facility (due 2022) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value			$ 106	93,000,000
Borrowings				93,000,000
Pan US ABL facility (due 2022) [member] | Constellium-Bowling Green [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value | $					$ 400	$ 350
Secured inventory based facility (due 2019) [member]
Disclosure of detailed information about borrowings [line items]
Secured Inventory Based Facility maturity	2021-12
BPI unsecured revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowing capacity		€ 7,000,000
Third Party Funding Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 11,000,000